Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.70%
Alabama–3.63%
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	$195	$156,000
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	16,946,912
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(b)	5.25%	06/01/2029	10,000	10,616,856
Series 2024 A, RB(b)	5.25%	09/01/2032	2,805	3,061,277
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	4,500	4,907,279
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	155	150,518
Jefferson (County of), AL;
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,635,294
Series 2024, Ref. RB	5.25%	10/01/2045	3,755	4,130,229
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	9,000	9,784,298
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	6,040	6,666,398
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	5,000	5,600,292
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	200,439
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(b)	5.00%	05/01/2032	10,000	10,710,122
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	6,235	6,564,780
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,434,992
Southeast Energy Authority, a Cooperative District (No. 4); Series 2022 B-1, RB(b)	5.00%	08/01/2028	2,000	2,090,445
				90,656,131
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(c)	5.88%	12/01/2027	600	15,720
Arizona–2.18%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	684,965
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	934,022
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	1,007,397
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	512,329
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,819,026
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	2,142,527
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB(d)	5.00%	05/01/2048	1,100	605,000
Series 2018, RB(d)	5.00%	05/01/2051	1,000	550,000
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(e)	5.00%	06/01/2058	570	592,538
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	2,049,317
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(b)	3.80%	06/15/2028	5,000	5,082,254
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	263	259,357
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	81,988
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	146,966
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2049	1,400	1,413,354
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	165	165,054
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	375	373,450
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,203,459
Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,865,925
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,410	1,410,442
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(a)(b)	5.00%	06/15/2025	$550	$564,460
Series 2017 C, RB(a)(b)	5.00%	06/15/2025	1,010	1,036,554
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	900	880,929
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	194,298
Series 2019, RB	5.25%	07/01/2049	240	233,530
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	685	633,314
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	15,220	16,989,903
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	108,699
Series 2007, RB	5.00%	12/01/2032	3,000	3,266,569
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(f)	5.00%	06/15/2064	2,765	2,750,765
				54,558,391
Arkansas–0.06%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,400	1,400,000
California–10.61%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,601,593
California (State of);
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	10,405,291
Series 2018, GO Bonds	5.00%	10/01/2047	13,500	13,793,401
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,500	1,656,741
Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,348,151
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	10,000	10,857,901
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(b)	5.25%	10/01/2031	3,250	3,500,493
Series 2023, RB(b)	5.00%	08/01/2029	5,000	5,312,578
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	24,187,582
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,777,170
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,470,499
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,820	1,822,926
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	10,000	10,835,619
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(a)(b)	4.00%	04/01/2030	50	53,558
Series 2020, Ref. RB	4.00%	04/01/2049	1,450	1,437,723
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,267,757
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,059,738
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	6,568	6,642,651
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,460	3,616,152
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(e)	5.00%	05/15/2043	4,250	4,437,056
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	810	819,350
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	180,331
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	3,187,055
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(h)	0.00%	06/01/2057	345,750	22,337,282
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,348,146
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,171,759
Series 2022, RB(i)	5.00%	07/01/2042	25,000	27,969,490
Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,658,724
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	$10,000	$12,661,274
Series 2009 B, RB	6.50%	11/01/2039	9,820	12,777,952
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(j)	5.00%	08/01/2042	4,500	2,831,085
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	06/01/2032	1,250	1,251,369
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	06/01/2033	1,500	1,501,630
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	06/01/2034	850	850,904
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(e)	5.00%	09/01/2033	1,725	1,751,757
Series 2015 B, Ref. RB (INS - BAM)(e)	5.00%	09/01/2034	3,075	3,121,931
Sacramento (City of), CA Municipal Utility District (Green Bonds);
Series 2024 M, RB	5.00%	11/15/2049	4,200	4,708,718
Series 2024 M, RB	5.00%	11/15/2054	2,100	2,339,125
Sacramento (County of), CA; Series 2024, RB	5.25%	07/01/2054	5,000	5,628,874
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,334,156
Series 2021 A, RB (INS - AGM)(e)	5.00%	07/01/2051	15,000	16,247,058
Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(e)	5.00%	09/01/2035	1,880	1,904,932
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,029,579
Series 2020 A, RB	5.00%	10/01/2049	1,000	1,023,175
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(e)(h)	0.00%	08/01/2044	7,990	3,444,340
				265,164,576
Colorado–3.45%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	13,117,289
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2037	550	575,864
Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,040,030
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2043	2,000	1,984,826
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,414,763
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.25%	11/01/2052	7,500	8,148,090
Series 2024 A, Ref. RB	5.25%	12/01/2054	8,415	9,239,466
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(e)	4.38%	12/01/2054	1,500	1,503,526
Denver (City & County of), CO;
Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	12,987,232
Series 2022 B, RB	5.25%	11/15/2053	10,000	11,009,930
Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,738,077
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(e)(h)	0.00%	09/01/2025	125	122,022
Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS - BAM)(e)	5.00%	12/01/2043	1,605	1,681,851
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,049	2,062,358
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,250	1,322,136
Series 2008, RB	6.50%	11/15/2038	1,920	2,358,226
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGM)(e)	5.00%	12/01/2047	6,165	6,316,822
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(f)(k)	3.01%	05/01/2046	3,000	3,000,000
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2050	1,500	1,567,136
				86,189,644
Connecticut–0.70%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	6,129,284
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	8,555	7,952,906
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(g)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	08/15/2030	625	667,584
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Mashantucket Western Pequot Tribe; Series 2013, RB(c)	6.05%	07/01/2031	$11,260	$2,589,814
				17,399,588
District of Columbia–3.05%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	4,335	4,351,388
Series 2023 A, RB	5.25%	05/01/2048	5,245	5,837,435
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	3,675	3,793,971
Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	16,220,112
Metropolitan Washington Airports Authority;
Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,256,192
Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	9,537,417
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	25,600	25,671,532
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,505,961
				76,174,008
Florida–6.80%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,748,801
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	290	285,463
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	120	120,090
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	5,011,068
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	17,303,351
Broward (County of), FL School Board; Series 2022, GO Bonds	5.00%	07/01/2051	10,000	10,843,054
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	443,899
Series 2019 A, RB	5.00%	12/15/2054	320	311,273
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	255	257,319
Series 2018 A, RB(f)	5.38%	06/15/2048	480	476,504
Chapel Creek Community Development District; Series 2006 A, RB(c)(g)	5.50%	05/01/2038	1,175	787,250
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(c)(g)(l)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(c)(g)	5.20%	05/01/2038	2,280	1,071,600
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	5,136,206
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	75	75,061
Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	218	191,809
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	5	5,009
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	10,000	11,248,747
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	182,122
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	565	566,981
Series 2018 A, RB(f)	5.75%	07/15/2053	600	605,995
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	965	965,809
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	180	170,548
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	65	65,434
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	5,026,990
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(e)(h)	0.00%	10/01/2042	6,925	3,325,096
Series 2019 B, RB	4.00%	10/01/2049	17,745	17,628,527
Series 2021, RB	4.00%	10/01/2051	5,000	4,936,681
Series 2024 A, RB	5.25%	10/01/2054	6,870	7,617,632
Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	12,109,012
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,949,581
Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,198,217
Naturewalk Community Development District; Series 2007 A, RB(c)(g)	5.50%	05/01/2038	335	127,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	10,000	9,807,268
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	$2,055	$2,131,610
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	350	350,262
Series 2011, RB	5.63%	05/01/2042	1,000	1,000,763
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,033,440
Reunion East Community Development District;
Series 2002 A-2, RB(c)(g)	7.38%	05/01/2033	860	9
Series 2005, RB(c)(g)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,013
South Bay Community Development District;
Series 2005 A, RB(c)(g)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,535	1,538,650
Series 2005 A-2, Ref. RB(c)(g)	6.60%	05/01/2036	1,095	547,500
Series 2005 B-2, Ref. RB(c)(g)	6.60%	05/01/2025	935	467,501
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	150,040
Series 2020 A, RB(h)	0.00%	09/01/2034	880	602,665
Series 2020 A, RB(h)	0.00%	09/01/2035	750	491,398
Series 2020 A, RB(h)	0.00%	09/01/2036	850	532,439
Series 2020 A, RB(h)	0.00%	09/01/2037	825	493,293
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	598,890
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	542,544
Tender Option Bond Trust Receipts/Certificates;
Series 2021, VRD RB(f)(k)	2.98%	09/01/2047	2,000	2,000,000
Series 2024, RB(i)	5.50%	11/15/2054	15,000	17,030,130
Villages of Avignon Community Development District (The); Series 2007 A, RB(c)(g)	5.40%	05/01/2037	250	12,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,230	3,232,089
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,520	1,526,725
Waterstone Community Development District;
Series 2007 A, RB(g)(j)	6.88%	05/01/2037	146	102,965
Series 2007 B, RB(g)(h)	0.00%	11/01/2028	428	318,331
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	2,625	2,628,030
Series 2005 A-2, RB(c)(g)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	365	365,276
Westside Community Development District; Series 2019-2, RB(g)	5.65%	05/01/2037	525	438,246
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(f)	5.00%	05/01/2043	1,500	1,557,307
Series 2023, RB(f)	5.25%	05/01/2054	995	1,033,893
Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $973,791)(c)(g)(l)	5.63%	05/01/2037	979	538,263
				170,046,780
Georgia–3.08%
Atlanta (City of), GA Department of Aviation (Green Bonds); Series 2023 B-1, RB	5.00%	07/01/2053	6,750	7,318,519
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	490	376,517
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(f)	5.56%	12/15/2048	6,000	5,173,087
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	5,018,572
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,973,150
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,155,287
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,260,506
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,565,881
Series 2018 A, RB	6.50%	12/01/2053	3,205	3,205,909
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,038,733
Series 2019, RB	4.00%	07/01/2049	11,150	10,965,666
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	$1,040	$1,080,295
Series 2023 B, RB(b)	5.00%	03/01/2030	5,000	5,338,143
Series 2023 C, RB(b)	5.00%	09/01/2030	5,000	5,360,838
Series 2024 A, RB(b)	5.00%	09/01/2031	5,435	5,878,788
Series 2024 B, RB(b)	5.00%	03/01/2032	5,000	5,435,634
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	904,570
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,248,183
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	1,045,733
Series 2018 A-2, RB(b)	5.50%	12/01/2028	680	670,675
				77,014,686
Guam–0.16%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	2,500	2,510,090
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,561,158
				4,071,248
Illinois–6.72%
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB(a)(b)	5.00%	01/01/2025	2,500	2,503,246
Series 2017 D, RB	5.00%	01/01/2052	3,000	3,050,953
Series 2018 B, RB	5.00%	01/01/2053	10,500	10,876,098
Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,070,967
Series 2024 B, RB	5.50%	01/01/2059	7,500	8,361,466
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(e)(h)	0.00%	12/01/2024	915	915,000
Series 1999 A, GO Bonds (INS - NATL)(e)(h)	0.00%	12/01/2024	1,405	1,405,000
Series 2015 C, GO Bonds	5.25%	12/01/2035	4,010	4,011,059
Series 2016, RB	6.00%	04/01/2046	4,300	4,456,290
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2026	775	799,151
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2028	2,250	2,374,576
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2031	1,000	1,047,861
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2034	1,205	1,257,126
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	3,203,550
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	21,008
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,213,537
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,527,236
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	275	275,106
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	591	567,356
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	1,905	1,870,863
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,585	2,730,623
Illinois (State of);
Series 2014, GO Bonds(a)(b)	5.00%	01/14/2025	2,000	2,003,889
Series 2014, GO Bonds(a)(b)	5.00%	01/14/2025	1,525	1,527,785
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,138,893
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,720,530
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,907,250
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,158,178
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	788,754
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,322,547
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,090,481
Series 2024 B, GO Bonds	5.25%	05/01/2045	3,000	3,298,084
Series 2024 C, GO Bonds	4.00%	10/01/2048	6,250	5,899,217
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,826,081
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	$1,365	$1,342,393
Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	17,701,891
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2032	2,000	2,010,433
Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2028	2,520	2,668,202
Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2029	1,455	1,561,941
Illinois (State of) Toll Highway Authority; Series 2020 A, RB	5.00%	01/01/2045	21,090	22,646,790
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	983,663
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,075,913
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,383,318
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,709	1,710,572
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,050,100
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	337	325,342
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(e)	5.25%	01/01/2048	5,000	5,233,655
Southwestern Illinois Development Authority; Series 2006, RB(c)	5.63%	11/01/2026	846	507,270
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	222,575
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	143,084
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	169,581
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	40	42,395
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	30	31,796
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	25	26,497
Series 2018 A, GO Bonds (INS - AGM)(e)	5.00%	02/01/2032	905	960,661
Series 2018 A, GO Bonds (INS - AGM)(e)	5.00%	02/01/2033	660	698,275
Series 2018 A, GO Bonds (INS - AGM)(e)	5.00%	02/01/2034	590	623,032
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,828	1,794,373
				168,133,513
Indiana–0.50%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,535	3,159,906
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,644,447
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	7,679,773
				12,484,126
Iowa–0.87%
Iowa (State of) Finance Authority; Series 2007, RB(c)	5.90%	12/01/2028	400	10,480
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,004,972
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(b)	5.00%	12/01/2032	7,785	9,000,980
Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,351,775
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	25	24,927
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	5,190	5,319,247
Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	1,000	1,044,758
				21,757,139
Kentucky–1.54%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2031	5,000	5,133,776
Kentucky (Commonwealth of) Property & Building Commission (No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,597,198
Series 2017, RB (INS - BAM)(e)	5.00%	04/01/2038	2,500	2,599,281
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,586,364
Series 2018, RB	5.00%	05/01/2036	1,170	1,236,712
Series 2018, RB	5.00%	05/01/2037	4,605	4,868,354
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Public Energy Authority;
Series 2022 A-1, RB(b)	4.00%	08/01/2030	$15,000	$15,290,601
Series 2024 A, RB(b)	5.00%	07/01/2030	5,000	5,313,808
				38,626,094
Louisiana–1.42%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	3	2,760
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,522,928
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	335,750
Series 2017, Ref. RB	5.00%	07/01/2033	300	255,000
Series 2017, Ref. RB	5.00%	07/01/2037	345	293,250
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2046	7,500	7,649,369
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.25%	07/01/2053	15,000	16,304,777
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,169,351
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2043	700	727,119
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2048	1,280	1,320,787
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	2,000	1,961,838
				35,542,929
Maryland–0.13%
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,533,851
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(e)	5.00%	07/01/2034	5	5,038
Series 2016, Ref. RB	5.00%	06/01/2036	400	405,001
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,384	1,385,371
				3,329,261
Massachusetts–1.65%
Massachusetts (Commonwealth of); Series 2016 I, GO Bonds	5.00%	12/01/2035	20,000	20,755,388
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2024 B, RB	5.25%	07/01/2054	7,000	7,808,566
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,729,078
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(i)	4.00%	06/01/2050	10,000	10,023,127
				41,316,159
Michigan–1.30%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(e)	7.50%	07/01/2033	60	60,187
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,151,324
Series 2008 C, RB(h)	0.00%	06/01/2058	264,275	8,963,177
Series 2014, Ref. RB(f)	6.75%	07/01/2044	1,785	1,767,842
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015 C, RB	5.00%	07/01/2034	2,200	2,217,370
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	400	400,031
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	651,709
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN(c)	5.85%	08/31/2027	6,074	2,126,031
Plymouth Educational Center Charter School;
Series 2005, Ref. RB(g)	5.38%	11/01/2030	400	200,000
Series 2005, Ref. RB(g)	5.63%	11/01/2035	1,325	662,500
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	500,442
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	609,879
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,505,127
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2021 A, RB	5.00%	12/01/2046	10,000	10,778,621
				32,594,240
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–0.71%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	$1,050	$1,052,868
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,367,764
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024 A, RB	5.00%	01/01/2052	10,000	10,803,991
Minnesota (State of) Higher Education Facilities Authority (Trustees of the Hamline University of Minnesota); Series 2017, Ref. RB	5.00%	10/01/2047	900	902,227
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	261	259,335
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	2,330	2,506,029
				17,892,214
Mississippi–0.46%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,224,033
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,176,412
				11,400,445
Missouri–1.35%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	60	54,220
Series 2007 A, RB(g)	5.75%	05/01/2026	550	512,042
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	209,250
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	400	396,063
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	567,473
Series 2015, RB	5.13%	12/15/2050	1,330	1,254,354
Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	3,095	2,926,639
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	279,691
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(c)(g)	5.75%	03/01/2029	250	137,500
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	390	386,411
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,722,743
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	44,595
St. Louis (City of), MO;
Series 2007 A, RB(g)	5.50%	09/02/2028	373	78,330
Series 2024, RB (INS - AGM)(e)	5.25%	07/01/2054	12,500	13,774,954
St. Louis (City of), MO (Abbey Condominiums);
Series 2006 A, RB(d)(g)	6.00%	08/04/2025	481	15,633
Series 2007, RB(g)	5.50%	05/29/2028	661	198,305
St. Louis (City of), MO (Ludwig Lofts); Series 2008, RN(d)(g)	6.69%	04/21/2029	1,080	183,600
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(d)(g)	6.00%	08/21/2026	545	43,600
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(d)(g)	6.00%	08/21/2026	846	101,520
Series 2006, RN(g)	5.50%	03/09/2027	1,879	357,010
Series 2007 A, RN(g)	5.50%	01/20/2028	703	217,930
Series 2007 B, RN(d)(g)	5.50%	01/20/2028	466	4,660
Series 2008 A, RB(g)	6.60%	01/21/2028	3,254	846,040
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2048	3,250	3,305,192
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(c)(g)	5.75%	04/01/2027	320	89,600
				33,707,355
Montana–0.07%
Hardin (City of), MT; Series 2006, RB(d)(g)	6.25%	09/01/2031	11,710	1,756,500
Nebraska–1.15%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,742,806
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	5,000	5,278,911
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	5,000	5,114,457
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(e)	4.00%	02/01/2051	$6,000	$5,966,833
Series 2023 A, RB	5.25%	02/01/2053	5,000	5,548,468
				28,651,475
Nevada–0.78%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	130	130,280
Series 2007 A, RB	5.05%	02/01/2031	245	245,528
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	2,603,422
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(e)	5.00%	06/15/2036	5,280	5,636,487
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	5,002,470
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024 B, RB	5.25%	07/01/2054	5,400	5,928,196
				19,546,383
New Hampshire–0.90%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(e)(h)	0.00%	01/01/2029	305	248,156
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	3,424	3,477,835
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	4,941	4,849,747
New Hampshire (State of) Business Finance Authority (Social Ctfs.); Series 2024-1A, RB(b)	4.15%	10/01/2034	2,000	2,004,660
New Hampshire (State of) Business Finance Authority (Socila Certificates); Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,991	4,872,782
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(f)(h)	0.00%	12/01/2034	7,265	3,880,372
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(f)	5.25%	07/01/2039	410	412,237
Series 2019 A, RB(f)	5.63%	07/01/2046	230	231,653
Series 2019 A, RB(f)	5.75%	07/01/2054	570	573,442
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(f)	5.63%	12/15/2033	1,800	1,846,553
				22,397,437
New Jersey–6.32%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	03/01/2032	250	260,321
Series 2017 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	03/01/2037	500	517,965
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	10,091,198
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	6,380	6,843,869
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	3,000	3,138,610
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,019,955
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,663,044
Series 2018 A, RB	5.00%	06/15/2042	3,500	3,622,606
Series 2018 A, RB	5.00%	06/15/2047	735	756,124
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,101,849
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	6.50%	11/01/2052	220	231,987
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	820	888,553
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(e)	5.00%	07/01/2029	2,100	2,122,645
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	10,000	11,137,177
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2038	$5,680	$3,348,455
Series 2009 D, RB(a)(b)	5.00%	01/15/2025	5,015	5,024,682
Series 2016 A-1, RN	5.00%	06/15/2030	6,000	6,163,944
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	6,845,691
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	970,821
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	903,309
Series 2019 BB, RB	4.00%	06/15/2050	7,125	7,013,698
Series 2020 AA, RB	4.00%	06/15/2050	10,200	10,072,501
Series 2022 BB, RB	4.00%	06/15/2046	1,585	1,575,620
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB(a)(b)	5.00%	01/01/2025	7,000	7,009,952
Series 2021 A, RB	4.00%	01/01/2042	2,000	2,025,889
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,697,220
Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,681,612
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,730,702
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,619,460
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,243,233
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,119,531
Series 2018 A, Ref. RB	5.25%	06/01/2046	6,000	6,181,285
Series 2018 B, Ref. RB	5.00%	06/01/2046	7,245	7,281,458
				157,904,966
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	221,189
New York–10.58%
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2037	8,500	8,799,517
Series 2017 A, Ref. RB	5.00%	02/15/2039	7,500	7,745,827
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,612,754
Series 2019 A, RB	5.00%	11/15/2045	10,065	10,425,450
Series 2024 A, Ref. RB	5.50%	11/15/2047	4,080	4,583,917
Series 2024 A, Ref. RB	5.25%	11/15/2049	5,000	5,481,738
New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,137,131
New York (City of), NY;
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	10,000	11,185,182
Series 2024 D, GO Bonds	5.25%	04/01/2054	10,000	11,113,111
New York (City of), NY Municipal Water Finance Authority;
Series 2018 EE, Ref. RB	5.00%	06/15/2040	10,160	10,680,686
Series 2021, VRD RB(k)	0.75%	06/15/2045	20,000	20,000,000
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	10,000	10,066,522
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,964,009
Series 2022, RB	4.00%	02/01/2043	5,000	5,053,785
Series 2024, RB	5.25%	05/01/2049	3,400	3,805,627
Series 2024, RB	5.25%	05/01/2051	4,185	4,685,724
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	10,121,172
Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	2,680,357
Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,171,791
Series 2020 D, Ref. RB	4.00%	02/15/2047	13,150	13,073,808
Series 2024 A, Ref. RB	5.50%	07/01/2054	7,500	8,606,591
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	7,500	8,299,018
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	500	538,774
Series 2024, RB (INS - AGC)(e)	5.50%	10/01/2054	1,000	1,121,751
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	$5,000	$4,933,182
Series 2019 B, RB	4.00%	01/01/2053	5,000	4,926,144
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2053	7,000	7,549,499
New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	5,013,912
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	12,370,897
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	60	61,165
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	289,556
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	10,000	10,011,405
Series 2020 A, RB	4.00%	03/15/2049	10,000	9,965,705
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2036	2,205	2,375,897
Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,489,725
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,457,684
Series 2022 A, Ref. RB	5.00%	05/15/2057	2,500	2,683,033
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,790	12,964,742
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,524,554
				264,571,342
North Carolina–0.69%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022 A, RB	4.00%	07/01/2052	10,000	9,904,235
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,324,144
				17,228,379
Ohio–2.18%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,960	2,694,623
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	21,690	19,890,934
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	25,000	2,417,045
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,451,651
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	5,000	5,115,194
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,073,260
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	5,860	5,859,762
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,968,237
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,003,347
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2049	1,000	1,078,916
Tender Option Bond Trust Receipts/Certificates; Series 2024, RB(i)	5.25%	06/01/2054	6,275	6,872,801
				54,425,770
Oklahoma–0.13%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,241,316
Oregon–0.17%
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(f)	5.15%	10/01/2026	2,000	1,983,997
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,396,953
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	968,520
				4,349,470
Pennsylvania–7.76%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,930,071
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(e)	5.00%	08/01/2033	5,000	5,043,691
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	1,840	1,953,829
Series 2019, RB	4.00%	12/01/2049	1,350	1,330,098
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2032	$3,000	$3,173,921
Series 2018, RB	5.00%	06/01/2033	2,000	2,111,267
Series 2018, RB	5.00%	06/01/2034	1,760	1,853,847
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,429,125
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,308,415
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,460,579
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,250	5,032,295
Pennsylvania (Commonwealth of);
First Series 2018-1, GO Bonds	5.00%	03/01/2032	10,000	10,686,861
First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,774,084
First Series 2018-1, GO Bonds (INS - BAM)(e)	4.00%	03/01/2036	4,175	4,273,700
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2024 B-2, Ref. RB	5.50%	11/01/2054	3,115	3,462,261
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,556,449
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(e)	5.00%	06/01/2032	5,000	5,164,539
Series 2016 A, Ref. RB (INS - AGM)(e)	5.00%	06/01/2033	5,000	5,160,625
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,112,522
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,629,778
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,087,493
Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,313,357
Series 2019 A, RB	5.00%	12/01/2044	7,750	8,219,915
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,382,687
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,951,686
Series 2021 B, RB	4.00%	12/01/2051	8,500	8,306,659
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,483,433
Series 2024 C, RB	5.25%	12/01/2054	6,250	6,964,984
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,043,977
Series 2017 A, RB	5.00%	10/01/2047	10,000	10,349,300
Series 2021 C, RB	5.00%	10/01/2046	5,000	5,413,005
Philadelphia (City of), PA (1998 General Ordinance);
Series 2024, RB	5.25%	08/01/2049	7,000	7,739,278
Series 2024, RB (INS - AGC)(e)	5.25%	08/01/2054	5,000	5,571,807
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	10,000	11,347,134
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,407,362
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,023,128
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	4,000	4,180,802
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(e)	5.00%	03/01/2035	280	291,086
Series 2017, Ref. GO Bonds (INS - AGM)(e)	5.00%	03/01/2036	255	264,536
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2029	1,000	1,059,754
Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2030	1,305	1,379,578
Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2032	890	937,629
Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2033	710	746,268
				193,912,815
Puerto Rico–4.08%
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(g)(h)	0.00%	08/01/2031	5,615	0
PRHTA Custodial Trust; Series 2022 I, RB(c)	5.00%	12/06/2049	13	3,245
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
PRIFA Custodial Trust;
Series 2005 A, RB(h)	0.00%	03/15/2049	$472	$147,319
Series 2005 A, RB(h)	0.00%	03/15/2049	645	455,472
Series 2022, RB(h)	0.00%	03/15/2049	6,997	2,984,213
Series 2022, RB(h)	0.00%	03/15/2049	6,362	2,859,648
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	3,255,527
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,030	2,052,971
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,216,779
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,278,690
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,294,397
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,639,712
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,247,802
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,766,478
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	7,563,103
Subseries 2022, RN(h)	0.00%	11/01/2043	15,997	9,898,346
Subseries 2022, RN(h)	0.00%	11/01/2051	42	22,292
Subseries 2022, RN(h)	0.00%	11/01/2051	1,884	1,203,244
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(e)	5.00%	07/01/2025	4,000	4,001,824
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2025	1,690	1,687,055
Series 2010 CCC, RB(c)	5.00%	07/01/2028	2,500	1,312,500
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2025	405	212,625
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	180	172,231
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	11,678,597
Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	7,844,328
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,862,321
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,419,861
Series 2019 A-2, RB	4.54%	07/01/2053	387	381,868
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,182,614
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,294,633
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	879,191
Series 2006 Q, RB	5.00%	06/01/2036	150	146,097
				101,964,983
Rhode Island–0.27%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(c)(l)	7.25%	07/15/2035	4,915	1,916,850
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,044
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,715,251
				6,652,145
South Carolina–1.22%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2049	2,500	2,817,855
Series 2024, RB	5.50%	11/01/2054	10,370	11,605,884
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.50%	12/01/2054	6,085	6,788,618
Series 2024 B, Ref. RB (INS - AGM)(e)	5.00%	12/01/2054	8,750	9,405,545
				30,617,902
Tennessee–1.48%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	224,783
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	7,250	7,884,862
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	$4,500	$4,713,724
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,136,940
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,136,119
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(e)	5.50%	07/01/2054	1,250	1,367,913
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,264,373
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	200	204,294
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	5,665	5,771,107
Series 2021 A, RB(b)	5.00%	11/01/2031	5,000	5,378,063
				37,082,178
Texas–9.25%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(e)	4.50%	08/15/2033	5	5,002
Aldine Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	10,150	10,058,102
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	888,706
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,429,872
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	10,004,592
Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	5,019,863
Series 2024, RB	5.25%	11/01/2048	10,000	11,208,736
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,094,201
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	11,367,794
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	5,000	4,978,420
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	14,999,974
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(e)	5.25%	10/01/2048	10,750	11,772,856
Harris (County of), TX Flood Control District (Sustainability Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	5,014,554
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	5,365	5,323,664
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	6,280	6,969,836
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	6,500	6,640,284
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	10,745,543
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,606,205
Lamar Consolidated Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	10,700	11,067,086
Series 2023, GO Bonds	4.00%	02/15/2053	7,500	7,387,165
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,646,598
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,973,522
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(f)	5.00%	08/15/2039	425	425,046
Series 2019, RB(f)	5.00%	08/15/2049	150	148,103
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB	5.00%	07/01/2031	140	110,789
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	700	564,505
Series 2016, RB	5.00%	07/01/2051	600	473,518
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	364,527
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(e)	5.00%	07/01/2048	250	255,800
Series 2018 A-1, RB (INS - AGM)(e)	5.00%	07/01/2058	850	866,857
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,024,200
Northwest Independent School District; Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	10,000	10,035,625
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,947,775
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	$5,000	$5,555,795
Series 2024 E, Ref. RB	5.25%	02/01/2049	5,000	5,613,109
Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,974,965
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	7,507,414
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	16,350	17,837,121
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,691,231
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,413,069
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	6,156,458
				231,168,482
Utah–0.28%
Black Desert Public Infrastructure District; Series 2024, RB(f)	5.63%	12/01/2053	5,000	5,162,385
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	737,883
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(f)	5.38%	06/15/2049	1,110	1,085,562
				6,985,830
Virgin Islands–0.05%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(e)	5.00%	10/01/2032	1,305	1,317,599
Virginia–0.29%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(c)(g)	6.75%	03/01/2034	302	190,260
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,387,103
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	734,097
				7,311,460
Washington–0.68%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	35	35,009
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,171	1,170,255
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,513,210
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	2,250	2,316,864
Washington (State of) Housing Finance Commission (Social Certificates); Series 2024-2, RB	4.22%	03/20/2040	4,996	4,895,426
				16,930,764
Wisconsin–1.99%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(e)(h)	0.00%	12/15/2055	23,575	5,906,450
Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	20,126,018
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,523,774
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	7,086,810
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(f)(h)	0.00%	07/01/2062	6,750	4,962,465
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2036	900	941,825
Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2054	1,275	1,295,824
Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2058	1,400	1,422,865
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	290	290,263
Series 2012 A, RB	6.00%	07/15/2042	350	350,281
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	311,038
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(f)	5.38%	06/01/2044	535	476,039
Series 2019 A, RB(f)	5.50%	06/01/2054	540	471,415
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(f)(h)	0.00%	12/15/2034	$1,125	$621,240
				49,786,307
TOTAL INVESTMENTS IN SECURITIES(m)–100.70% (Cost $2,507,709,965)				2,517,498,939
FLOATING RATE NOTE OBLIGATIONS–(2.39)%
Notes with interest and fee rates ranging from 3.40% to 3.43% at 11/30/2024 and contractual maturities of collateral ranging from 11/15/2034 to 11/15/2054(n)				(59,755,000)
OTHER ASSETS LESS LIABILITIES–1.69%				42,161,044
NET ASSETS–100.00%				$2,499,904,983
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
NCCU	– North Carolina Central University
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $14,891,129, which represented less than 1% of the Fund’s Net Assets.

(d)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $71,331,739, which represented 2.85% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(l)	Restricted security. The aggregate value of these securities at November 30, 2024 was $2,925,900, which represented less than 1% of the Fund’s Net Assets.
(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Fund’s investments with a value of $99,723,457 are held by TOB Trusts and serve as collateral for the $59,755,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,503,409,854	$14,089,085	$2,517,498,939
Other Investments - Assets
Investments Matured	—	3,747,000	2,558,023	6,305,023
Total Investments	$—	$2,507,156,854	$16,647,108	$2,523,803,962
Invesco AMT-Free Municipal Income Fund